SIGNIFICANT ACCOUNTING POLICIES (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 494	$ 405	$ 405
Accounts receivable	2,304	2,236	2,236
Inventories	460	466	466
Current portion of contract assets	1,234	1,052	1,052
Other current assets	524	436	459
Current portion of derivative instruments	101	270	270
Total current assets	5,117	4,865	4,888
Property, plant and equipment	13,934	13,261	11,780
Property, plant and equipment	12,198		11,780	$ 11,143
Intangible assets	8,905	7,205	7,205
Investments	2,830	2,134	2,134
Derivative instruments	1,478	1,339	1,339
Contract assets	557	535	535
Other long-term assets	275	132	132
Goodwill	3,923	3,905	3,905
Total assets	37,019	33,376	31,918
Current liabilities:
Short-term borrowings	2,238	2,255	2,255
Accounts payable and accrued liabilities	3,033	2,997	3,052
Income tax payable	48	177	177
Other current liabilities	141	132	132
Contract liabilities	224	233	233	278
Current portion of long-term debt	0	900	900
Current portion of derivative instruments	50	87	87
Current portion of lease liabilities	230	190
Total current liabilities	5,964	6,971	6,836
Provisions	36	35	35
Long-term debt	15,967	13,390	13,390
Derivative instruments	90	22	22
Lease liabilities	1,495	1,355
Other long-term liabilities	614	546	546
Deferred tax liabilities	3,437	2,901	2,910
Total liabilities	27,603	25,220	23,739
Shareholders' equity	9,416	8,156	8,179	$ 7,492
Total liabilities and shareholders' equity	$ 37,019	$ 33,376	31,918
Total minimum operating lease commitments			979
Effect of IFRS 16 transition
Current assets:
Property, plant and equipment			1,481
Property, plant and equipment			(95)
Current liabilities:
Shareholders' equity			$ 8,156
Weighted average discount rate applied to total lease payments on transition		3.82%
Scenario, Adjustment | Effect of IFRS 16 transition
Current assets:
Cash and cash equivalents		$ 0
Accounts receivable		0
Inventories		0
Current portion of contract assets		0
Other current assets		(23)
Current portion of derivative instruments		0
Total current assets		(23)
Property, plant and equipment		1,481
Intangible assets		0
Investments		0
Derivative instruments		0
Contract assets		0
Other long-term assets		0
Goodwill		0
Total assets		1,458
Current liabilities:
Short-term borrowings		0
Accounts payable and accrued liabilities		(55)
Income tax payable		0
Other current liabilities		0
Contract liabilities		0
Current portion of long-term debt		0
Current portion of derivative instruments		0
Current portion of lease liabilities		190
Total current liabilities		135
Provisions		0
Long-term debt		0
Derivative instruments		0
Lease liabilities		1,355
Other long-term liabilities		0
Deferred tax liabilities		(9)
Total liabilities		1,481
Shareholders' equity		(23)
Total liabilities and shareholders' equity		$ 1,458